Net Income (Loss) Per Share (Details) - Schedule of basic and diluted net loss per share (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of basic and diluted net loss per share [Abstract]
Diluted	$ 0.00	$ (0.12)	$ (0.07)
Diluted	$ (0.03)	$ (0.11)	$ (0.06)